Organization and Subsidiaries - Percentage of ownership (Details)	12 Months Ended
Dec. 31, 2017
Alabama Sand and Gravel, Inc | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Alden Resources, LLC | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Alden Sales Corporation, LLC | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Core Metals Group Holdings, LLC | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Core Metals Group, LLC | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Gatliff Services, LLC | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GBG Holdings, LLC | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Globe Metallurgical Inc. | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Globe Metals Enterprises, Inc. | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSM Alloys I, Inc. | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSM Alloys II, Inc. | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSM Enterprises Holdings, Inc. | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
LF Resources, Inc. | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Norchem, Inc. | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
QSIP Canada ULC | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Quebec Silicon LP | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%
Tennessee Alloys Company, LLC | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
West Virginia Alloys, Inc. | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
WVA Manufacturing, LLC | Electrometallurgy - North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%
Cuarzos Industriales, S.A.U. | Electrometallurgy - Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferroatlántica, S.A.U. - Electrometallurgy | Electrometallurgy - Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FerroPem, S.A.S. | Electrometallurgy - Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Grupo FerroAtlantica, S.A.U | Electrometallurgy - Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary - Direct	100
Proportion of ownership interest in subsidiary	100.00%
Hidro-Nitro Espanola, S.A. - Electrometallurgy | Electrometallurgy - Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Rocas, Arcillas y Minerales, S.A. | Electrometallurgy - Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	66.70%
Rebone Mining (Pty.), Ltd. | Electrometallurgy - South Africa
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Silicon Smelters (Pty.), Ltd. | Electrometallurgy - South Africa
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Silicon Technology (Pty.), Ltd. | Electrometallurgy - South Africa
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Thaba Chueu Mining (Pty.), Ltd. | Electrometallurgy - South Africa
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	74.00%
Cuarzos Industriales de Venezuela (Cuarzoven), S.A. | Electrometallurgy - Venezuela
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferroatlantica de Venezuela (FerroVen), S.A. | Electrometallurgy - Venezuela
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%
Actifs Solaires Becancour, Inc | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Emix, S.A.S. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferroatlantica Brasil Mineracao Ltda. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%
FerroAtlantica Canada Company Ltd | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferroatlantica de Mexico, S.A. de C.V. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferroatlantica Deutschland, GmbH | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferroatlantica I+D, S.L.U. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FerroAtlantica India Private Limited | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferroatlantica y Cia., F. de Ferroaleac. y Metales, S.C. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferroatlantica, S.A.U. - Other segments - Energy | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FerroAtlantica International Ltd | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferroglobe Services plc | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary - Direct	100
Proportion of ownership interest in subsidiary	100.00%
FerroManganese Mauritania SARL | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	10.00%
Ferroquartz Company Ltd | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferroquartz Holdings, Ltd | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FerroQuartz Mauritania SARL | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%
FerroQuebec, Inc. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FerroTambao, SARL | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%
Ferrosolar OPCO Group SL. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	75.00%
Ferrosolar R&D SL. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%
Ganzi Ferroatlantica Silicon Industry Company Ltd | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	75.00%
Globe Metales S.A. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Globe Specialty Metals, Inc. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary - Direct	100
Proportion of ownership interest in subsidiary	100.00%
Hidro-Nitro Espanola, S.A. - Other segments - Energy | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Mangshi FerroAtlantica Mining Industry Service CompanyLtd | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
MangShi Sinice Silicon Industry Company Limited | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ningxia Yongvey Coal Industrial Co., Ltd. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	98.00%